Earnings per share (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 284,614,000	€ 309,276,000	€ 1,557,150,000	€ 886,136,000
Denominators:
Weighted average number of shares outstanding	306,495,661	306,572,494	306,447,106	306,447,106
Potentially dilutive shares	824,459	659,879	807,212	577,637
Basic earnings per share (in dollars per share)	€ 0.93	€ 1.01	€ 5.08	€ 2.89
Fully diluted earnings per share (in dollars per share)	€ 0.93	€ 1.01	€ 5.07	€ 2.89